Long-Term Loan (Details) - USD ($)	1 Months Ended
	Apr. 30, 2024	Jun. 30, 2026	[1]	Jun. 30, 2025	[1]	Apr. 08, 2023	Aug. 03, 2022
Long-Term Loan [Line Items]
Debt issuance cost						$ 230,500
Security deposit		$ 475,000		$ 475,000		$ 475,000
Repay amount	$ 1,000,000
Percentage of prepayment fee	2.00%
Prepayment amount	$ 20,000
Chailease International Financial Services (Singapore) Pte. Ltd. [Member]
Long-Term Loan [Line Items]
Borrower of loan agreement							$ 9,500,000
LIBOR [Member]
Long-Term Loan [Line Items]
Loan bears interest percentage							4.16%

[1]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).